Consolidated Statements of Operations - USD ($)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Net sales	$ 59,136,294	$ 55,277,400	$ 71,324,446
Cost of goods sold	42,862,215	41,191,022	53,019,699
Gross profit	16,274,079	14,086,378	18,304,747
Selling, general and administrative expenses	18,239,152	19,245,502	23,434,360
Royalty (income) expense, net	(37,261)	331,934	(6,510)
Amortization of intangible assets	45,511	42,006	38,598
Loss from operations	(1,973,323)	(5,533,064)	(5,161,701)
Other income (expense), net:
Interest expense	(690,384)	(569,812)	(521,142)
Other, net	9,254,325	(307)	7,717
Other income (expense), net	8,563,941	(570,119)	(513,425)
Income (loss) before income taxes	6,590,618	(6,103,183)	(5,675,126)
Income tax expense (benefit)	(19,898)	18,041	(5,805)
Net income (loss)	$ 6,610,516	$ (6,121,224)	$ (5,669,321)
Net income (loss) per share - basic and diluted (in dollars per share)	$ 0.87	$ (0.83)	$ (0.77)